DESCRIPTION OF THE PLAN - Vesting Timeline (Details) - 401(k) PLAN	12 Months Ended
Dec. 31, 2025
Less than One Year
EBP, Description of Plan [Line Items]
Vesting Percentage	0.00%
One Year but less than Two Years
EBP, Description of Plan [Line Items]
Vesting Percentage	20.00%
Two Years but less than Three Years
EBP, Description of Plan [Line Items]
Vesting Percentage	40.00%
Over Three Years
EBP, Description of Plan [Line Items]
Vesting Percentage	100.00%